Distribution Date:	10/19/26	Benchmark 2024-V8 Mortgage Trust
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Attention: Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	17
			Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
Historical Detail	18			lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	19		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: BMARK 2024-V8 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Trust Directing Holder	Eightfold Real Estate Capital, L.P.
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08190AAA8	5.514000%	15,468,000.00	8,771,112.89	274,962.26	40,303.26	0.00	0.00	315,265.52	8,496,150.63	30.21%	30.00%
A-2	08190AAB6	5.707000%	122,050,000.00	122,050,000.00	0.00	580,449.46	0.00	0.00	580,449.46	122,050,000.00	30.21%	30.00%
A-3	08190AAC4	6.189000%	569,471,000.00	569,471,000.00	0.00	2,937,046.68	0.00	0.00	2,937,046.68	569,471,000.00	30.21%	30.00%
A-M	08190AAD2	6.627593%	97,211,000.00	97,211,000.00	0.00	536,895.79	0.00	0.00	536,895.79	97,211,000.00	20.52%	20.38%
B	08190AAE0	6.947293%	53,025,000.00	53,025,000.00	0.00	306,983.51	0.00	0.00	306,983.51	53,025,000.00	15.23%	15.13%
C	08190AAF7	6.947293%	37,874,000.00	37,874,000.00	0.00	219,268.15	0.00	0.00	219,268.15	37,874,000.00	11.45%	11.38%
D	08190AAN0	4.000000%	22,725,000.00	22,725,000.00	0.00	75,750.00	0.00	0.00	75,750.00	22,725,000.00	9.19%	9.13%
E-RR	08190AAS9	5.250000%	11,362,000.00	11,362,000.00	0.00	49,708.75	0.00	0.00	49,708.75	11,362,000.00	8.06%	8.00%
F-RR	08190AAU4	5.250000%	21,462,000.00	21,462,000.00	0.00	93,896.25	0.00	0.00	93,896.25	21,462,000.00	5.92%	5.88%
G-RR	08190AAW0	5.250000%	15,150,000.00	15,150,000.00	0.00	66,281.25	0.00	0.00	66,281.25	15,150,000.00	4.41%	4.38%
J-RR*	08190AAY6	5.250000%	44,187,421.00	44,187,421.00	0.00	193,319.97	0.00	0.00	193,319.97	44,187,421.00	0.00%	0.00%
R	08190ABA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,009,985,421.00	1,003,288,533.89	274,962.26	5,099,903.07	0.00	0.00	5,374,865.33	1,003,013,571.63

X-A	08190AAG5	0.786020%	804,200,000.00	797,503,112.89	0.00	522,378.01	0.00	0.00	522,378.01	797,228,150.63
X-D	08190AAL4	2.947293%	22,725,000.00	22,725,000.00	0.00	55,814.36	0.00	0.00	55,814.36	22,725,000.00
X-RR	08190AAQ3	1.697293%	92,161,421.00	92,161,421.00	0.00	130,354.12	0.00	0.00	130,354.12	92,161,421.00
Notional SubTotal			919,086,421.00	912,389,533.89	0.00	708,546.49	0.00	0.00	708,546.49	912,114,571.63

Deal Distribution Total					274,962.26	5,808,449.56	0.00	0.00	6,083,411.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08190AAA8	567.04893264	17.77619990	2.60558960	0.00000000	0.00000000	0.00000000	0.00000000	20.38178950	549.27273274
A-2	08190AAB6	1,000.00000000	0.00000000	4.75583335	0.00000000	0.00000000	0.00000000	0.00000000	4.75583335	1,000.00000000
A-3	08190AAC4	1,000.00000000	0.00000000	5.15750000	0.00000000	0.00000000	0.00000000	0.00000000	5.15750000	1,000.00000000
A-M	08190AAD2	1,000.00000000	0.00000000	5.52299421	0.00000000	0.00000000	0.00000000	0.00000000	5.52299421	1,000.00000000
B	08190AAE0	1,000.00000000	0.00000000	5.78941084	0.00000000	0.00000000	0.00000000	0.00000000	5.78941084	1,000.00000000
C	08190AAF7	1,000.00000000	0.00000000	5.78941094	0.00000000	0.00000000	0.00000000	0.00000000	5.78941094	1,000.00000000
D	08190AAN0	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E-RR	08190AAS9	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
F-RR	08190AAU4	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
G-RR	08190AAW0	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
J-RR	08190AAY6	1,000.00000000	0.00000000	4.37500007	0.00000000	0.20134463	0.00000000	0.00000000	4.37500007	1,000.00000000
R	08190ABA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08190AAG5	991.67260991	0.00000000	0.64956231	0.00000000	0.00000000	0.00000000	0.00000000	0.64956231	991.33070210
X-D	08190AAL4	1,000.00000000	0.00000000	2.45607745	0.00000000	0.00000000	0.00000000	0.00000000	2.45607745	1,000.00000000
X-RR	08190AAQ3	1,000.00000000	0.00000000	1.41441092	0.00000000	0.00000000	0.00000000	0.00000000	1.41441092	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	40,303.26	0.00	40,303.26	0.00	0.00	0.00	40,303.26	0.00
A-2	09/01/26 - 09/30/26	30	0.00	580,449.46	0.00	580,449.46	0.00	0.00	0.00	580,449.46	0.00
A-3	09/01/26 - 09/30/26	30	0.00	2,937,046.68	0.00	2,937,046.68	0.00	0.00	0.00	2,937,046.68	0.00
X-A	09/01/26 - 09/30/26	30	0.00	522,378.01	0.00	522,378.01	0.00	0.00	0.00	522,378.01	0.00
X-D	09/01/26 - 09/30/26	30	0.00	55,814.36	0.00	55,814.36	0.00	0.00	0.00	55,814.36	0.00
A-M	09/01/26 - 09/30/26	30	0.00	536,895.79	0.00	536,895.79	0.00	0.00	0.00	536,895.79	0.00
B	09/01/26 - 09/30/26	30	0.00	306,983.51	0.00	306,983.51	0.00	0.00	0.00	306,983.51	0.00
C	09/01/26 - 09/30/26	30	0.00	219,268.15	0.00	219,268.15	0.00	0.00	0.00	219,268.15	0.00
D	09/01/26 - 09/30/26	30	0.00	75,750.00	0.00	75,750.00	0.00	0.00	0.00	75,750.00	0.00
X-RR	09/01/26 - 09/30/26	30	0.00	130,354.12	0.00	130,354.12	0.00	0.00	0.00	130,354.12	0.00
E-RR	09/01/26 - 09/30/26	30	0.00	49,708.75	0.00	49,708.75	0.00	0.00	0.00	49,708.75	0.00
F-RR	09/01/26 - 09/30/26	30	0.00	93,896.25	0.00	93,896.25	0.00	0.00	0.00	93,896.25	0.00
G-RR	09/01/26 - 09/30/26	30	0.00	66,281.25	0.00	66,281.25	0.00	0.00	0.00	66,281.25	0.00
J-RR	09/01/26 - 09/30/26	30	8,896.90	193,319.97	0.00	193,319.97	0.00	0.00	0.00	193,319.97	8,896.90
Totals			8,896.90	5,808,449.56	0.00	5,808,449.56	0.00	0.00	0.00	5,808,449.56	8,896.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	6,083,411.82
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,823,828.48	Master Servicing Fee	5,906.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,549.75
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	418.04
ARD Interest	0.00	Operating Advisor Fee	1,504.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,823,828.48	Total Fees	15,378.91

Principal		Expenses/Reimbursements
Scheduled Principal	274,962.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	274,962.26	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,808,449.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	274,962.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,083,411.82
Total Funds Collected	6,098,790.74	Total Funds Distributed	6,098,790.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,003,288,534.04	1,003,288,534.04	Beginning Certificate Balance	1,003,288,533.89
(-) Scheduled Principal Collections	274,962.26	274,962.26	(-) Principal Distributions	274,962.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,003,013,571.78	1,003,013,571.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,003,288,468.45	1,003,288,468.45	Ending Certificate Balance	1,003,013,571.63
Ending Actual Collateral Balance	1,003,013,505.86	1,003,013,505.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	12	77,006,250.75	7.68%	32	6.5996	1.589968	1.49 or less	22	424,045,000.00	42.28%	32	6.7234	1.230338
$10,000,000 or $19,999,999	11	157,062,755.11	15.66%	32	7.3946	2.056840	1.50 to 1.99	10	330,650,000.00	32.97%	32	7.2990	1.743577
$20,000,000 to $29,999,999	9	209,070,000.00	20.84%	32	6.9493	1.503697	2.00 to 2.49	6	123,926,753.92	12.36%	33	6.3094	2.066610
$30,000,000 to $39,999,999	3	103,015,000.00	10.27%	32	7.2737	1.546889	2.50 or greater	6	124,391,817.86	12.40%	31	7.5595	2.775703
$40,000,000.00 or greater	9	456,859,565.92	45.55%	32	6.8179	1.708171	Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	107,830,607.56	10.75%	32	7.5374	1.471337
							Industrial	34	91,444,834.04	9.12%	32	6.5195	1.821903
Colorado	1	21,500,000.00	2.14%	31	6.0850	0.990600
							Lodging	3	100,000,000.00	9.97%	32	7.8590	1.812290
Florida	3	50,539,064.35	5.04%	32	6.6898	1.746036
							Mixed Use	4	137,908,816.81	13.75%	32	6.5874	1.907546
Georgia	2	70,741,817.86	7.05%	31	7.8922	2.540249
							Multi-Family	16	241,622,915.01	24.09%	32	6.6051	1.386085
Illinois	2	65,909,935.82	6.57%	32	7.5744	1.827078
							Office	9	148,678,664.97	14.82%	32	6.9883	1.358182
Kansas	2	582,020.07	0.06%	30	5.7440	2.018366
							Retail	10	263,358,340.93	26.26%	32	7.3549	2.010648
Kentucky	1	355,746.17	0.04%	30	5.7440	2.018366
							Self Storage	5	20,000,000.00	1.99%	31	6.2100	1.117600
Maryland	1	273,464.77	0.03%	30	5.7440	2.018366
							Totals	81	1,003,013,571.78	100.00%	32	6.9657	1.694509
Michigan	13	59,899,375.11	5.97%	32	6.3326	1.687200

Minnesota	1	11,750,000.00	1.17%	33	4.8200	2.900100

Missouri	2	559,029.69	0.06%	30	5.7440	2.018366

Nevada	1	69,500,000.00	6.93%	33	6.3600	1.221812

New Jersey	9	109,950,000.00	10.96%	32	6.5601	1.241000

New York	25	294,826,753.92	29.39%	33	6.8434	1.703332

Ohio	2	3,470,698.19	0.35%	33	7.4693	1.272004

Pennsylvania	1	388,416.73	0.04%	30	5.7440	2.018366

South Carolina	4	851,854.81	0.08%	30	5.7440	2.018366

Texas	3	55,984,786.70	5.58%	32	7.2133	1.323565

Utah	1	70,000,000.00	6.98%	31	7.6300	2.520143

Wisconsin	1	8,100,000.00	0.81%	32	6.1000	1.432600

Totals	81	1,003,013,571.78	100.00%	32	6.9657	1.694509

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	3	22,400,000.00	2.23%	32	5.2593	2.480883	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.4999%	12	322,376,753.92	32.14%	32	6.2720	1.499300	13 months or greater	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
	6.5000% to 6.9999%	8	225,050,000.00	22.44%	32	6.7832	1.388253	Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
	7.0000% or greater	21	433,186,817.86	43.19%	32	7.6649	1.958227
	Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	44	1,003,013,571.78	100.00%	32	6.9657	1.694509	Interest Only	37	847,095,000.00	84.45%	32	6.9800	1.581781
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 or less	7	155,918,571.78	15.55%	32	6.8877	2.306950
	Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509	361 or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	134,706,284.15	13.43%	32	7.1605	2.017045			No outstanding loans in this group
	12 months or less	32	800,907,287.63	79.85%	32	6.9598	1.684020
	13 months to 24 months	3	67,400,000.00	6.72%	32	6.6463	1.174525
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,003,013,571.78	100.00%	32	6.9657	1.694509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271896	MU	New York	NY	Actual/360	6.129%	342,022.24	101,499.67	0.00	N/A	07/01/29	--	66,961,065.59	66,859,565.92	10/01/26
1A	453121177	MU	New York	NY	Actual/360	6.129%	85,996.89	25,520.83	0.00	N/A	07/01/29	--	16,836,458.08	16,810,937.25	10/01/26
1B	453121178	MU	New York	NY	Actual/360	6.129%	49,141.08	14,583.33	0.00	N/A	07/01/29	--	9,620,834.08	9,606,250.75	10/01/26
2	301271884	RT	Salt Lake City	UT	Actual/360	7.630%	317,916.67	0.00	0.00	N/A	05/01/29	--	50,000,000.00	50,000,000.00	10/01/26
2A	301271885	RT	Salt Lake City	UT	Actual/360	7.630%	127,166.67	0.00	0.00	N/A	05/01/29	--	20,000,000.00	20,000,000.00	10/01/26
3	328501003	RT	Las Vegas	NV	Actual/360	6.360%	212,000.00	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	10/01/26
3A	328501103	RT	Las Vegas	NV	Actual/360	6.360%	156,350.00	0.00	0.00	N/A	07/01/29	--	29,500,000.00	29,500,000.00	10/01/26
4	328501004	RT	Lawrenceville	GA	Actual/360	8.017%	124,546.27	39,603.41	0.00	N/A	05/01/29	--	18,642,325.12	18,602,721.71	10/01/26
4A	328501104	RT	Lawrenceville	GA	Actual/360	8.017%	127,088.03	40,411.65	0.00	N/A	05/01/29	--	19,022,780.58	18,982,368.93	10/01/26
4B	328501114	RT	Lawrenceville	GA	Actual/360	8.017%	100,653.72	32,006.02	0.00	N/A	05/01/29	--	15,066,042.43	15,034,036.41	10/01/26
4C	328502004	RT	Lawrenceville	GA	Actual/360	8.017%	67,102.48	21,337.35	0.00	N/A	05/01/29	--	10,044,028.16	10,022,690.81	10/01/26
5	328501005	LO	Chicago	IL	Actual/360	7.600%	411,666.67	0.00	0.00	N/A	06/06/29	--	65,000,000.00	65,000,000.00	10/06/26
6	328501006	Various Detroit		MI	Actual/360	6.385%	292,645.83	0.00	0.00	N/A	06/06/29	--	55,000,000.00	55,000,000.00	10/06/26
7	328501007	MF	Davie	FL	Actual/360	6.700%	279,166.67	0.00	0.00	N/A	06/06/29	--	50,000,000.00	50,000,000.00	10/06/26
8	328501008	MF	Paramus	NJ	Actual/360	6.780%	262,725.00	0.00	0.00	N/A	06/06/29	--	46,500,000.00	46,500,000.00	10/06/26
9	328501009	OF	San Antonio	TX	Actual/360	6.860%	248,675.00	0.00	0.00	N/A	06/06/29	--	43,500,000.00	43,500,000.00	10/06/26
10	656121047	OF	New York	NY	Actual/360	6.882%	229,400.00	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	10/01/26
11	328320015	MU	Pleasanton	CA	Actual/360	7.780%	162,083.33	0.00	0.00	N/A	05/06/29	--	25,000,000.00	25,000,000.00	10/06/26
11A	328320115	MU	Pleasanton	CA	Actual/360	7.780%	78,448.33	0.00	0.00	N/A	05/06/29	--	12,100,000.00	12,100,000.00	10/06/26
12	328501012	MF	East Orange	NJ	Actual/360	6.420%	193,135.00	0.00	0.00	N/A	06/06/29	--	36,100,000.00	36,100,000.00	10/06/26
13	328501013	LO	Farmingdale	NY	Actual/360	8.340%	243,250.00	0.00	0.00	N/A	07/06/29	--	35,000,000.00	35,000,000.00	10/06/26
14	328501014	IN	Various	NY	Actual/360	7.070%	188,032.54	0.00	0.00	N/A	06/06/29	--	31,915,000.00	31,915,000.00	10/06/26
15	328501015	RT	Beverly Hills	CA	Actual/360	7.663%	182,858.34	0.00	0.00	N/A	06/05/29	--	28,635,000.00	28,635,000.00	10/05/26
16	328501016	IN	Various	NY	Actual/360	7.070%	134,536.21	0.00	0.00	N/A	06/06/29	--	22,835,000.00	22,835,000.00	10/06/26
17	328501017	MF	Brooklyn	NY	Actual/360	6.568%	118,224.00	0.00	0.00	N/A	07/06/29	--	21,600,000.00	21,600,000.00	10/06/26
18	328501018	MF	Fort Collins	CO	Actual/360	6.085%	109,022.92	0.00	0.00	N/A	05/06/29	--	21,500,000.00	21,500,000.00	10/06/26
19	328501019	SS	Various	NJ	Actual/360	6.210%	103,500.00	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	10/06/26
20	328501020	OF	New York	NY	Actual/360	7.020%	117,000.00	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	328501021	OF	Los Angeles	CA	Actual/360	7.338%	111,904.50	0.00	0.00	N/A	07/06/29	--	18,300,000.00	18,300,000.00	10/06/26
22	328501022	OF	San Diego	CA	Actual/360	7.912%	82,152.93	0.00	0.00	N/A	05/06/29	--	12,460,000.00	12,460,000.00	10/06/26
23	328501023	RT	San Antonio	TX	Actual/360	8.530%	86,010.83	0.00	0.00	N/A	07/06/29	--	12,100,000.00	12,100,000.00	10/06/26
24	328501024	IN	Lake Elmo	MN	Actual/360	4.820%	47,195.83	0.00	0.00	N/A	07/06/29	--	11,750,000.00	11,750,000.00	10/06/26
25	328501025	MF	San Diego	CA	Actual/360	6.360%	57,770.00	0.00	0.00	N/A	06/06/29	--	10,900,000.00	10,900,000.00	10/06/26
26	328501026	Various Various		Various	Actual/360	5.744%	38,293.33	0.00	0.00	N/A	04/06/29	--	8,000,000.00	8,000,000.00	10/06/26
26A	328501126	Various Various		Various	Actual/360	5.744%	12,684.67	0.00	0.00	N/A	04/06/29	--	2,650,000.00	2,650,000.00	10/06/26
27	328501027	MF	Macon	GA	Actual/360	6.927%	46,757.25	0.00	0.00	N/A	06/06/29	--	8,100,000.00	8,100,000.00	10/06/26
28	328501028	RT	Pewaukee	WI	Actual/360	6.100%	41,175.00	0.00	0.00	N/A	06/06/29	--	8,100,000.00	8,100,000.00	10/06/26
29	328501029	MF	Bronx	NY	Actual/360	6.820%	45,466.67	0.00	0.00	N/A	06/06/29	--	8,000,000.00	8,000,000.00	10/06/26
30	328501030	MF	Brooklyn	NY	Actual/360	6.440%	42,933.33	0.00	0.00	N/A	06/06/29	--	8,000,000.00	8,000,000.00	08/06/26
31	328501031	MF	Central Valley	NY	Actual/360	7.160%	44,153.33	0.00	0.00	N/A	07/06/29	--	7,400,000.00	7,400,000.00	10/06/26
32	328501032	MF	East Orange	NJ	Actual/360	6.810%	41,711.25	0.00	0.00	N/A	07/06/29	--	7,350,000.00	7,350,000.00	10/06/26
33	328501033	RT	New York	NY	Actual/360	7.177%	26,315.67	0.00	0.00	N/A	05/06/29	--	4,400,000.00	4,400,000.00	10/06/26
34	328501034	RT	Reynoldsburg	OH	Actual/360	7.740%	19,350.00	0.00	0.00	N/A	07/06/29	--	3,000,000.00	3,000,000.00	10/06/26
35	328501035	MF	Bronx	NY	Actual/360	7.800%	15,600.00	0.00	0.00	N/A	06/06/29	--	2,400,000.00	2,400,000.00	10/06/26
Totals							5,823,828.48	274,962.26	0.00				1,003,288,534.04	1,003,013,571.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	53,224,944.11	27,670,900.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,225,875.69	7,758,845.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,694,991.79	6,452,099.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,290,068.70	9,892,822.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,536,169.18	10,275,033.61	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,097,984.00	4,397,715.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,900,527.90	5,117,866.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,406,665.65	2,165,438.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,536,550.24	3,135,422.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,880,142.68	4,858,372.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,603,815.46	4,875,777.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,467,871.18	1,658,831.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,837,580.38	5,945,024.45	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,249,010.75	1,984,949.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	11,891,912.00	3,024,052.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,261,087.51	1,228,887.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,851,354.33	924,568.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,006,486.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,391,832.00	4,114,136.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,833,969.14	1,590,028.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,853,326.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	8,195,456.00	4,162,614.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,676,456.44	907,373.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,510,343.44	830,374.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	634,070.22	350,982.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	28,308,804.00	13,990,390.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	797,066.24	166,134.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,058,412.03	389,655.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,215,279.69	960,108.40	01/01/26	09/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	638,704.63	155,567.77	01/01/26	03/31/26	--	0.00	0.00	42,841.13	87,263.88	0.00	0.00
31	911,652.14	398,606.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	627,244.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	440,003.28	243,212.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	140,720.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	198,496.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	609.21	0.00
Totals	240,049,171.59	130,971,495.82				0.00	0.00	42,841.13	87,263.88	609.21	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	1	8,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965666%	6.945276%	32
09/17/26	0	0.00	1	8,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965687%	6.947293%	33
08/17/26	1	8,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965693%	6.947300%	34
07/17/26	1	8,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965699%	6.947307%	35
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965718%	6.947327%	36
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965721%	6.947331%	37
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965739%	6.947350%	38
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965741%	6.947353%	39
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965786%	6.947399%	40
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965786%	6.947400%	41
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965785%	6.947400%	42
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.965798%	6.947414%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	328501030	08/06/26	1	1	42,841.13	87,263.88	0.00	8,000,000.00	09/25/26	0
Totals					42,841.13	87,263.88	0.00	8,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		1,003,013,572	995,013,572		8,000,000	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	1,003,013,572	995,013,572	8,000,000	0	0	0
Sep-26	1,003,288,534	995,288,534	0	8,000,000	0	0
Aug-26	1,003,548,698	995,548,698	8,000,000	0	0	0
Jul-26	1,003,808,049	995,808,049	8,000,000	0	0	0
Jun-26	1,004,080,558	1,004,080,558	0	0	0	0
May-26	1,004,338,205	1,004,338,205	0	0	0	0
Apr-26	1,004,609,075	1,004,609,075	0	0	0	0
Mar-26	1,004,864,976	1,004,864,976	0	0	0	0
Feb-26	1,005,162,394	1,005,162,394	0	0	0	0
Jan-26	1,005,416,506	1,005,416,506	0	0	0	0
Dec-25	1,005,669,847	1,005,669,847	0	0	0	0
Nov-25	1,005,936,579	1,005,936,579	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	328501030	8,000,000.00	8,000,000.00	11,850,000.00	03/29/24	154,942.77	1.17680	03/31/26	06/06/29	I/O
Totals		8,000,000.00	8,000,000.00	11,850,000.00		154,942.77

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	328501030	MF	NY	09/25/26	0
Loan transferred to SS 9/25/2026

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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